Related Party Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 279,545,074	$ 250,951,897
Participant notes receivable	3,413,165	2,855,791
Administrative expenses	134,196	116,660
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	134,196	116,660
Parent Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 323,303	$ 243,862